Financial and capital risks management (Tables)	12 Months Ended
Dec. 31, 2020
Financial and capital risks management
Loss allowances for accounts receivable and contract assets under lifetime ECLs measurement

	Gross carrying
Accounts receivable and contract assets	amount	Loss allowance

Current (not past due)	35,854,768	—
Within 1 year past due	2,327,113	7,394
1 - 3 years past due	91,370	24,275
More than 3 years past due	128,071	124,260
	38,401,322	155,929

Loss allowances for other receivables under lifetime ECLs measurement

	Gross carrying
Other receivables	amount	Loss allowance

Current (not past due)	2,244,414	150,898
Within 1 year past due	—	—
1 - 3 years past due	—	—
More than 3 years past due	41,274	36,777
	2,285,688	187,675

Assets and liabilities measured at fair value

	Level 1	Level 2	Level 3	Total
Recurring fair value measurements
Assets
Accounts receivable at fair value through other comprehensive income (Note 18)	—	1,255,888	—	1,255,888
Derivatives used for hedging (Note 13)	—	184,733	—	184,733
Other equity instrument investments (Note 10)	6,662	—	658,284	664,946
Total assets	6,662	1,440,621	658,284	2,105,567
Liabilities
Derivatives used for hedging (Note 13)	—	295,001	—	295,001
Total liabilities	—	295,001	—	295,001

	Level 1	Level 2	Level 3	Total
Recurring fair value measurements
Assets
Financial assets at fair value through profit or loss
– Trading derivatives (Note 13)	—	4,601	—	4,601
– Contingent consideration (Note i)	—	—	457,727	457,727
Accounts receivable at fair value through other comprehensive income (Note 18)	—	1,364,579	—	1,364,579
Derivatives used for hedging (Note 13)	—	86,686	—	86,686
Other equity instrument investments (Note 10)	8,390	—	770,828	779,218
Total assets	8,390	1,455,866	1,228,555	2,692,811
Liabilities
Financial liabilities at fair value through profit or loss
– Trading derivatives (Note 13)	—	2,987	—	2,987
Derivatives used for hedging (Note 13)	—	447,721	—	447,721
Total liabilities	—	450,708	—	450,708

Summary of significant unobservable inputs to the valuation of financial instruments together with a quantitative sensitivity analysis

Significant
	Valuation technique	Unobservable input	Range	Sensitivity of fair value to the input

Unlisted equity investments	Valuation multiples	Average P/B	2020: 1.06 to 1.17	10% increase/decrease in multiple would result in increase/decrease in fair value by RMB57.88 million.
		Average P/E	2020: 12.60 to 13.86	10% increase/decrease in multiple would result in increase/decrease in fair value by RMB2.44 million.
		Discount for lack of marketability	2020: 21.33% to 28.65%	10% increase/decrease in multiple would result in decrease/increase in fair value by RMB20.39 million.

Movements of contingent consideration during the period in the balance of the Level 3 fair value measurements

	As at 31 December
	2020	2019
Contingent consideration
Beginning of the year	457,727	991,383
Movements:
Gains on fair value changes	—	17,175
Profit compensation received from Huaneng Group	(457,727)	(550,831)
End of the year	—	457,727
Total gains for the year included in profit or loss for assets held at the end of the reporting period	—	17,175

Movements of other equity instrument investments during the period in the balance of the Level 3 fair value measurements

	As at 31 December
	2020	2019
Other equity instrument investments
Beginning of the year	770,828	2,074,861
Addition	61,713	7,450
Disposal	—	(1,250,000)
Fair value changes	(174,257)	(61,483)
End of the year	658,284	770,828
Changes in fair value recognized in other comprehensive income for the year	(130,692)	(46,113)